Principal Accounting Policies - Schedule of Share Equivalent Excluded from Computation of Diluted Net Loss per Ordinary Share (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Preferred Shares
Accounting Policies [Line Items]
Weighted average		10,134,756	1,425,137
Share Options
Accounting Policies [Line Items]
Weighted average	4,119,918	6,350,735	7,016,694
Restricted shares
Accounting Policies [Line Items]
Weighted average		6,976,785
As Previously Reported | Preferred Shares
Accounting Policies [Line Items]
Weighted average		10,134,756	1,425,137
As Previously Reported | Share Options
Accounting Policies [Line Items]
Weighted average		9,857,447	8,496,225
As Previously Reported | Restricted shares
Accounting Policies [Line Items]
Weighted average		6,976,785
Adjustments | Share Options
Accounting Policies [Line Items]
Weighted average		(3,506,712)	(1,479,531)